SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income (Loss) per Common Share (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income	$ 177,326			$ 475,781
Unrealized gain on investments held in Trust Account	3,956			4,159
Less: Company's portion available to be withdrawn to pay taxes	73,578			(193,315)
Less: Company's portion available to be withdrawn for working capital purposes	$ 107,704			$ (286,625)
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	196,306,266	191,473,711	191,473,711	188,268,610
Basic and diluted net income per share, Class A common stock subject to possible redemption	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Non-Redeemable Common Stock Numerator: Net loss minus net earnings
Net loss	$ (871,798,158)	$ (54,303,650)	$ (54,304,650)	$ (63,467,875)
Non-redeemable Net loss	$ (871,798,158)			$ (63,467,875)
Denominator: Weighted average non-redeemable Class B common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock	65,318,734	59,043,747	54,862,784	62,139,949
Basic and diluted net loss per share, Non-redeemable Common stock	$ (13.35)	$ (0.92)	$ (0.99)	$ (1.02)